CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS
General and administrative expenses	$ 46,488	$ 43,734	$ 265
Other income	728	(4)	25
Income before income tax expense	(84,545)	(196,657)	(166)
Income tax expense	74	(729)
Net loss	(84,619)	(195,928)	(166)
Legal entities | Parent
CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS
Share of loss of subsidiaries and VIEs	(78,256)	(196,579)	(166)
General and administrative expenses	(5,897)
Other income	(465)
Income before income tax expense	(84,619)	(196,579)	(166)
Net loss	$ (84,619)	$ (196,579)	$ (166)